SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended								12 Months Ended
	Dec. 30, 2013 MW item	Mar. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Subsequent event	Dec. 31, 2013 Subsequent event	Mar. 31, 2014 Subsequent event Trade financing	Mar. 31, 2014 Subsequent event Short-term bank borrowings	Dec. 31, 2013 Wafer	Dec. 31, 2014 Wafer Forecast	Dec. 31, 2013 Modules	Dec. 31, 2014 Modules Forecast
Basis of presentation
Selling price since December 31, 2010, before doubt about ability to continue as a going concern (in dollars per watt)											0.88		1.85
Selling price (in dollars per watt)											0.22	0.22	0.65	0.65
Operating loss			$ 221,445,399	$ 179,030,862	$ (11,542,466)
Excess of current liabilities over current assets			506,174,499
Cash and cash equivalents			86,772,678	93,283,283	379,039,116	290,701,669
Short-term bank borrowings			629,177,762	596,556,547
Current portion of long-term debt			43,918,386
Cost to produce product (in dollars per watt)												0.22		0.61
Amount of roll-over in short-term loans							200,000,000
Short-term borrowings			673,096,148	733,618,423				200,000,000
Unused lines of credit			117,131,649	499,802,081			117,000,000		92,000,000
Number of power station projects in Western China to be sold	3
Capacity of power station projects in Western China to be sold (in MW)	60
Number of banks from which non-binding letters of commitment were received		3
Maximum capacity of letters of commitment		$ 376,800,000	$ 941,702,099	$ 1,207,002,093					$ 217,600,000	$ 159,200,000
Restricted cash
Maximum period that restricted cash is held by banks			1 year